FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Financial Instruments Measured at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	$ 31	$ 0
Liabilities	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets	1	4
Liabilities	17	3
Other assets [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trust assets for nonqualified deferred compensation plans	31	0
Commodity purchase derivative contracts [Member] | Other Current Assets [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets designated as hedging instruments	1	0
Commodity purchase derivative contracts [Member] | Accrued Liabilities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities designated as hedging instruments	1	3
Interest Rate Contracts [Member] | Accrued Liabilities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities designated as hedging instruments	13	0
Foreign exchange derivative contracts [Member] | Other Current Assets [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets designated as hedging instruments	0	4
Foreign exchange derivative contracts [Member] | Accrued Liabilities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities designated as hedging instruments	$ 3	$ 0